Consolidation of Navios Containers (Table) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair value of Navios Containers’ outstanding shares:
Fair value of Navios Holdings’ interest (3.7%)	$ 6,269
Fair value of noncontrolling interest (96.3%)	165,474
Total fair value of Navios Containers’ outstanding shares	171,743
Current assets (including cash and restricted cash of $24,400)	27,705
Vessels	376,133
Favorable lease terms	31,342
Long term receivable from affiliate companies	7,313
Other long term assets	1,099
Long term debt assumed (including current portion)	(199,000)
Current liabilities	(14,727)
Fair value of Navios Containers’ net assets	229,865
Bargain gain upon obtaining control	$ 58,122	$ 58,313	$ 0	$ 0